Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2022
Concentration of Risks [Abstract]
Schedule of consolidated financial statements
	As of December 31,
	2021	2022
Balance sheet items, except for equity accounts	6.3757	6.9646

	Years ended December 31,
	2021	2022
Items in the statements of operations and comprehensive loss	6.8976	6.7261